Other financial assets and financial liabilities - Other financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Foreign Portfolio Investment	R$ 26,507	R$ 2,231,898
Compulsory and other deposits at central banks	11,031,051	6,596,467
Other deposits at Brazilian Central Bank	5,254,999	4,343,999
Other Miscellaneous Financial Assets	621,326	84,825
(-) Expected losses on other financial assets	(20,891)	(24,192)
Other financial assets	16,912,992	13,232,997
Other current financial assets	14,233,755	11,919,324
Other non-current financial assets	2,679,237	1,313,673
Other deposits	R$ 5,254,999	R$ 4,343,999	R$ 2,438,896